Class I [Member] Fees and Expenses - Class I - PUTNAM CONVERTIBLE SECURITIES FUND	Oct. 31, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]
The following tables describe the fees and expenses you may pay if you buy, hold and sell Class I shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same (except that any applicable fee waiver or expense reimbursement is reflected only through its expiration date). Your actual costs may be higher or lower.

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 88%.

Portfolio Turnover, Rate	88.00%